Capital Stock - Conditional Restricted Stock (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested at January 1, 2014, Weighted Average Grant Date Fair Value	$ 81.96
Granted, Weighted Average Grant-Date Fair Value	61.65
Vested, Weighted Average Grant-Date Fair Value	81.14
Non-vested at December 31, 2014, Weighted Average Grant Date Fair Value	$ 70.12
Total Shareholder Return Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Shares, nonvested, Beginning Balance, Shares | shares	354
Granted, Shares | shares	0
Vested, Shares | shares	0
Forfeited or expired, Shares | shares	(182)
Restricted Shares, nonvested, Ending Balance, Shares | shares	172
Non-vested at January 1, 2014, Weighted Average Grant Date Fair Value	$ 78.13
Granted, Weighted Average Grant-Date Fair Value	0
Vested, Weighted Average Grant-Date Fair Value	0
Forfeited or expired, Weighted Average Grant-Date Fair Value	72.09
Non-vested at December 31, 2014, Weighted Average Grant Date Fair Value	$ 78.22